Share capital:	6 Months Ended
Jun. 30, 2018
Share Capital
3. Share capital:

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a)	Private placements:

At the six-month periods ended June 30, 2018, the Corporation completed nine private placements and placement of warrant excise for a total of $7,931,942. A total of 2,804,617 common shares were issued at an average price of $2.83 per share. The Corporation sold 50,000 shares to one of its officers at $3.00 per share as shares subscription receivable.

(b)	Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire ten years after the grant date and vest either immediately or over periods up to six years, and are equity-settled. As at June 30, 2018, 1,790,000 options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the six-month period ended June 30, 2018 and for options outstanding and exercisable at the end of the six-month period ended June 30, 2018, the range of exercise price and the weighted average years to expiration.

			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2017	5,710,000	$1.75	7.39
Expired / Cancelled	-	-	-
Granted	-	-	-
Outstanding, June 30, 2018	5,710,000	$1.75	6.89
Options exercisable	5,710,000	$1.75	6.89

(c)	Stock-based commission:

At the six-month periods ended June 30, 2018, the corporation issued 10,000 shares to a broker at $3.19 per share as commission fee.

(d)	Stock-based compensation:

	Three months		Six months
	ended June 30,		ended June 30,
Employee expenses	2018	2017	2018	2017
Stock options and compensation granted in:
2015	913,964	1,350,295	1,920,769	2,846,748
2016 and 2017	–	–	–	35,600

Total stock-based compensation expense recognized	$913,964	$1,350,295	$1920,769	$2,882,348

The stock-based compensation expense is disaggregated in the statements of operations and comprehensive loss as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2018	2017	2018	2017

Stock-based compensation pertaining to general and administrative	$456,982	$675,147	$960,384	$1,458,974
Stock-based compensation pertaining to research and development	456,982	675,148	960,385	1,423,374
Total	$913,964	$1,350,295	$1,920,769	$2,882,348